Segment Information	6 Months Ended
Jun. 30, 2023
Segment Information
Segment Information

3) Segment Information

The Partnership has not presented segment information as it considers its operations to occur in one reportable segment, the shuttle tanker market. As of June 30, 2023, the Partnership’s fleet consisted of eighteen vessels, and operated under time charters and bareboat charters. As of June 30, 2022, the Partnership’s fleet consisted of seventeen vessels, and operated under time charters and bareboat charters. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.

The following table presents time charter and bareboat revenues and percentages of revenues for material customers that accounted for more than 10% of the Partnership’s consolidated revenues during the three and six months ended June 30, 2023 and 2022. All of these customers are subsidiaries of major national or international oil companies.

	Three Months Ended June 30,				Six Months Ended June 30,
(U.S. Dollars in thousands)	2023		2022		2023		2022
Eni Trading and Shipping S.p.A.	$—	0%	$11,057	17%	$—	0%	$21,992	17%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	12,625	18%	11,463	18%	23,996	17%	22,805	18%
Equinor ASA	8,661	12%	4,186	7%	17,856	13%	8,521	8%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	10,010	14%	9,693	15%	16,706	12%	19,031	15%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	4,687	7%	3,460	5%	8,765	6%	12,286	10%
KNOT	7,607	11%	2,559	4%	13,923	10%	5,417	3%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	$14,424	20%	$3,131	5%	$28,689	20%	$3,131	2%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.